PROPERTY, PLANT AND EQUIPMENT, NET (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 7 -	PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2012	2011
Cost:
Land and buildings	$6,929	$6,518
Machinery and equipment (1)	36,849	35,176
Motor vehicles	676	869
Office furniture and equipment	2,293	2,189
Software	1,166	955
	47,913	45,707

Less: Accumulated depreciation	35,003	32,768
Depreciated cost	$12,910	$12,939

(1)	The cost is net of investment grants received by Bental in the amount of $274 and $326 as of December 31, 2012 and 2011.

Depreciation and amortization expenses amounted to $2,403, $2,732 and $2,719 for the years ended December 31, 2012, 2011 and 2010, respectively (depreciation and amortization expenses do not include impairment charges).

During the year ended December 31, 2011, the Company recorded impairment of property, plant and equipment in the amount of $1,865, attributable to certain property and equipment items of the MRO services for aviation components segment, based on estimations of the fair value of these assets. The impairment charge was recorded under the cost of revenues item in the consolidated statements of operations.

During the year ended December 31, 2010, the Company recorded impairment of property, plant and equipment in the amount of $183 attributable to certain machinery and equipment items of the MRO services for aviation components segment based on the reduced forecasted usage of these items, and was recorded as an expense under the cost of revenues item in the consolidated statements of operations.

Liens on property, plant and equipment are discussed at note 13(f).